Baird Short-Term Bond Fund
Schedule of Investments, March 31, 2023 (Unaudited)
		Principal		% of
		Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
3.000%, 06/30/2024		$344,050,000	$337,881,290
1.500%, 02/15/2025		552,225,000	526,080,598
0.250%, 05/31/2025		44,200,000	40,784,860
2.875%, 06/15/2025		766,100,000	748,024,829
3.125%, 08/15/2025		695,350,000	682,285,027
4.000%, 02/15/2026		50,000,000	50,177,750
Total U.S. Treasury Securities (Cost $2,376,166,146)			2,385,234,354	26.0%

Other Government Related Securities
Korea East-West Power Co. Ltd.,
3.600%, 05/06/2025 (1)(2)		5,875,000	5,721,198
Korea Electric Power Corporation,
5.375%, 04/06/2026 (1)(2)		15,000,000	15,204,470
NBN Co. Ltd.,
0.875%, 10/08/2024 (Callable 09/08/2024) (1)(2)		36,000,000	33,767,594
Total Other Government Related Securities (Cost $56,716,324)			54,693,262	0.6%

Corporate Bonds
Industrials
Advance Auto Parts, Inc.,
5.900%, 03/09/2026		10,000,000	10,204,443
Aker BP ASA,
3.000%, 01/15/2025 (Callable 12/15/2024) (1)(2)		8,950,000	8,620,930
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024 (Callable 08/01/2024)		20,250,000	19,659,262
Anglo American Capital PLC:
5.375%, 04/01/2025 (Callable 03/01/2025) (1)(2)		13,250,000	13,308,468
4.875%, 05/14/2025 (1)(2)		956,000	951,034
ANR Pipeline Co.,
7.375%, 02/15/2024 (1)		13,000,000	13,089,533
ArcelorMittal:
6.125%, 06/01/2025 (1)		1,413,000	1,440,047
4.550%, 03/11/2026 (1)		4,000,000	3,921,978
Ashtead Capital, Inc.,
1.500%, 08/12/2026 (Callable 07/12/2026) (1)(2)		25,674,000	22,502,380
AutoNation, Inc.,
4.500%, 10/01/2025 (Callable 07/01/2025)		25,000,000	24,432,357
Bayer US Finance II LLC,
5.500%, 08/15/2025 (1)(2)		4,000,000	3,970,246
Berry Global, Inc.,
4.875%, 07/15/2026 (Callable 05/01/2023) (2)		10,343,000	10,081,426
Boardwalk Pipelines LP,
4.950%, 12/15/2024 (Callable 09/15/2024)		40,966,000	40,719,351
Boeing Co.,
1.433%, 02/04/2024 (Callable 04/11/2023)		35,325,000	34,129,331
BorgWarner, Inc.,
5.000%, 10/01/2025 (2)		9,946,000	9,915,444
Brambles USA, Inc.,
4.125%, 10/23/2025 (Callable 07/25/2025) (1)(2)		30,041,000	29,355,540
Broadcom, Inc.,
3.150%, 11/15/2025 (Callable 10/15/2025)		5,000,000	4,783,939
Brunswick Corp.,
0.850%, 08/18/2024 (Callable 05/01/2023)		12,500,000	11,674,750
Bunge Limited Finance Corp.,
1.630%, 08/17/2025 (Callable 07/17/2025)		5,006,000	4,630,902
Cadence Design Systems, Inc.,
4.375%, 10/15/2024 (Callable 07/15/2024)		4,103,000	4,054,625
CDW LLC / CDW Finance Corp.:
5.500%, 12/01/2024 (Callable 06/01/2024)		2,958,000	2,954,731
4.125%, 05/01/2025 (Callable 05/01/2023)		19,810,000	19,218,004
Celanese US Holdings LLC:
3.500%, 05/08/2024 (Callable 04/08/2024)		4,450,000	4,346,329
6.050%, 03/15/2025		40,000,000	40,229,590
Charter Communications Operating LLC,
4.908%, 07/23/2025 (Callable 04/23/2025)		13,000,000	12,870,266
Cheniere Corpus Christi Holdings LLC,
5.875%, 03/31/2025 (Callable 10/02/2024)		6,595,000	6,642,152
CNH Industrial Capital LLC:
3.950%, 05/23/2025 (1)		10,000,000	9,738,364
5.450%, 10/14/2025 (1)		15,000,000	15,167,397
CVS Pass-Through Trust:
5.880%, 01/10/2028		4,831,444	4,853,907
6.036%, 12/10/2028		10,330,824	10,545,722
Daimler Finance North America LLC,
1.625%, 12/13/2024 (1)(2)		25,000,000	23,658,607
Daimler Truck Finance North America LLC,
5.150%, 01/16/2026 (1)(2)		11,825,000	11,872,979
DCP Midstream LLC,
5.375%, 07/15/2025 (Callable 04/15/2025)		36,000,000	35,822,933
Devon Energy Corp.,
5.250%, 09/15/2024 (Callable 06/15/2024)		6,010,000	6,024,682
Dollar General Corp.,
4.250%, 09/20/2024		10,000,000	9,880,260
DXC Technology Co.,
1.800%, 09/15/2026 (Callable 08/15/2026)		48,650,000	42,672,454
eBay, Inc.,
5.900%, 11/22/2025 (Callable 10/22/2025)		20,000,000	20,541,021
Element Fleet Management Corp.:
1.600%, 04/06/2024 (Callable 03/06/2024) (1)(2)		39,475,000	37,816,044
3.850%, 06/15/2025 (Callable 05/15/2025) (1)(2)		14,147,000	13,505,673
Energy Transfer LP:
4.250%, 04/01/2024 (Callable 01/01/2024)		1,276,000	1,259,617
5.500%, 06/01/2027 (Callable 03/01/2027)		14,000,000	14,150,167
Energy Transfer Partners LP,
4.050%, 03/15/2025 (Callable 12/15/2024)		16,781,000	16,458,844
EQT Corp.,
5.678%, 10/01/2025 (Callable 10/04/2023)		10,000,000	9,970,020
Fidelity National Information Services, Inc.,
4.500%, 07/15/2025		18,900,000	18,681,453
Flex Ltd.:
4.750%, 06/15/2025 (Callable 03/15/2025)		18,999,000	18,651,913
3.750%, 02/01/2026 (Callable 01/01/2026)		28,600,000	27,464,590
Freeport-McMoRan, Inc.,
4.550%, 11/14/2024 (Callable 08/14/2024)		3,547,000	3,527,066
Fresenius Medical Care US Finance II, Inc.,
4.750%, 10/15/2024 (Callable 07/17/2024) (1)(2)		18,720,000	18,498,673
General Motors Financial Co., Inc.:
3.800%, 04/07/2025		30,000,000	29,173,805
2.750%, 06/20/2025 (Callable 05/20/2025)		7,302,000	6,913,602
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)		1,184,000	1,147,287
Genuine Parts Co.,
1.750%, 02/01/2025 (Callable 05/01/2023)		15,000,000	14,171,258
Glencore Funding LLC:
4.625%, 04/29/2024 (1)(2)		7,500,000	7,414,443
4.000%, 04/16/2025 (1)(2)		14,043,000	13,701,380
1.625%, 09/01/2025 (Callable 08/01/2025) (1)(2)		20,000,000	18,473,437
Global Payments, Inc.:
1.500%, 11/15/2024 (Callable 10/15/2024)		10,000,000	9,420,146
2.650%, 02/15/2025 (Callable 01/15/2025)		30,361,000	28,813,148
4.800%, 04/01/2026 (Callable 01/01/2026)		10,000,000	9,795,010
Graphic Packaging International LLC,
0.821%, 04/15/2024 (Callable 03/15/2024) (2)		10,000,000	9,528,022
Gray Oak Pipeline LLC,
2.600%, 10/15/2025 (Callable 09/15/2025) (1)(2)		13,614,000	12,616,986
Grupo Bimbo SAB de CV,
3.875%, 06/27/2024 (1)(2)		39,006,000	38,280,186
Gulfstream Natural Gas System LLC:
4.600%, 09/15/2025 (Callable 06/15/2025) (2)		27,407,000	26,770,202
6.190%, 11/01/2025 (2)		5,720,000	5,768,666
HCA, Inc.:
5.000%, 03/15/2024		14,570,000	14,482,674
5.375%, 02/01/2025		10,000,000	10,004,184
5.250%, 04/15/2025		16,815,000	16,804,190
5.375%, 09/01/2026 (Callable 03/01/2026)		4,250,000	4,265,136
Hexcel Corp.,
4.200%, 02/15/2027 (Callable 11/15/2026)		25,000,000	23,713,464
HF Sinclair Corp.,
5.875%, 04/01/2026 (Callable 01/01/2026)		21,037,000	21,257,756
Huntington Ingalls Industries, Inc.,
3.844%, 05/01/2025 (Callable 04/01/2025)		48,626,000	47,514,358
Hyatt Hotels Corp.,
1.800%, 10/01/2024 (Callable 05/01/2023)		15,000,000	14,201,163
Hyundai Capital America:
1.800%, 10/15/2025 (Callable 09/15/2025) (1)(2)		5,557,000	5,097,658
5.500%, 03/30/2026 (1)(2)		20,000,000	20,030,121
Illumina, Inc.,
5.800%, 12/12/2025 (Callable 11/12/2025)		42,700,000	43,094,376
Infor, Inc.:
1.450%, 07/15/2023 (Callable 06/15/2023) (2)		28,072,000	27,684,119
1.750%, 07/15/2025 (Callable 06/15/2025) (2)		8,145,000	7,442,790
International Flavors & Fragrances, Inc.,
1.230%, 10/01/2025 (Callable 09/01/2025) (2)		22,000,000	19,676,487
Inversiones CMPC SA,
4.375%, 05/15/2023 (Callable 05/01/2023) (1)(2)		2,325,000	2,318,490
Johnson Controls International PLC,
3.625%, 07/02/2024 (Callable 04/02/2024) (7)		1,401,000	1,377,698
Kimberly-Clark de Mexico SAB de CV,
3.250%, 03/12/2025 (1)(2)		5,000,000	4,834,450
Kinross Gold Corp.,
5.950%, 03/15/2024 (Callable 12/15/2023) (1)		15,680,000	15,680,946
Kyndryl Holdings, Inc.,
2.050%, 10/15/2026 (Callable 09/15/2026)		48,000,000	41,708,134
Leidos, Inc.,
3.625%, 05/15/2025 (Callable 04/15/2025)		10,675,000	10,397,517
Lennar Corp.,
5.875%, 11/15/2024 (Callable 05/15/2024)		11,260,000	11,317,842
Lennox International, Inc.,
1.350%, 08/01/2025 (Callable 07/01/2025)		5,000,000	4,580,491
Lowe`s Companies, Inc.,
4.400%, 09/08/2025		7,000,000	6,965,646
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)		800,000	719,659
Mercedes-Benz Finance North America LLC,
5.375%, 11/26/2025 (1)(2)		10,000,000	10,115,509
Microchip Technology, Inc.,
0.972%, 02/15/2024		48,775,000	46,823,876
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)		1,000,000	961,570
Mondelez International Holdings Netherlands BV,
4.250%, 09/15/2025 (2)		12,000,000	11,876,545
National Fuel Gas Co.,
5.200%, 07/15/2025 (Callable 04/15/2025)		18,825,000	18,805,270
Nissan Motor Acceptance Co. LLC,
1.125%, 09/16/2024 (1)(2)		12,000,000	11,217,013
Nissan Motor Co. Ltd.:
3.043%, 09/15/2023 (1)(2)		10,000,000	9,850,427
3.522%, 09/17/2025 (Callable 08/17/2025) (1)(2)		5,291,000	5,012,726
Nutrien Ltd.,
5.950%, 11/07/2025 (1)		8,000,000	8,224,977
OCI NV,
4.625%, 10/15/2025 (Callable 05/02/2023) (1)(2)		16,287,000	15,458,297
Oracle Corp.:
2.950%, 05/15/2025 (Callable 02/15/2025)		5,554,000	5,347,148
5.800%, 11/10/2025		12,000,000	12,299,578
Penske Truck Leasing Co.,
4.000%, 07/15/2025 (Callable 06/15/2025) (2)		8,000,000	7,748,645
Perrigo Finance Unlimited Co.,
3.900%, 12/15/2024 (Callable 09/15/2024)		45,957,000	44,935,376
Pioneer Natural Resources Co.,
5.100%, 03/29/2026		7,000,000	7,029,113
POSCO:
4.375%, 08/04/2025 (1)(2)		15,000,000	14,768,302
5.625%, 01/17/2026 (1)(2)		10,000,000	10,117,016
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)		1,954,000	1,764,490
PVH Corp.,
4.625%, 07/10/2025 (Callable 06/10/2025)		25,839,000	25,294,567
Quanta Services, Inc.,
0.950%, 10/01/2024 (Callable 05/01/2023)		18,200,000	16,974,917
Regal Rexnord Corp.,
6.050%, 02/15/2026 (2)		26,375,000	26,490,613
Reliance Industries Ltd.,
4.125%, 01/28/2025 (1)(2)		8,778,000	8,633,732
Renesas Electronics Corp.:
1.543%, 11/26/2024 (Callable 10/26/2024) (1)(2)		30,000,000	28,008,556
2.170%, 11/25/2026 (Callable 10/25/2026) (1)(2)		809,000	717,127
Rogers Communications, Inc.,
2.950%, 03/15/2025 (Callable 05/01/2023) (1)(2)		28,650,000	27,589,534
Royalty Pharma PLC,
1.200%, 09/02/2025 (Callable 08/02/2025)		1,000,000	906,645
Sabine Pass Liquefaction LLC,
5.750%, 05/15/2024 (Callable 02/15/2024)		6,463,000	6,478,350
Seagate HDD Cayman:
4.750%, 06/01/2023		12,400,000	12,339,488
4.875%, 03/01/2024 (Callable 01/01/2024)		2,500,000	2,468,750
Sherwin-Williams Co.,
4.250%, 08/08/2025		7,000,000	6,921,730
SK Hynix, Inc.:
1.000%, 01/19/2024 (1)(2)		37,010,000	35,664,249
6.250%, 01/17/2026 (1)(2)		13,000,000	13,132,744
Skyworks Solutions, Inc.,
0.900%, 06/01/2023 (Callable 04/17/2023)		5,000,000	4,957,993
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)		5,852,000	6,166,771
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)		32,111,000	31,275,224
Southern Copper Corp.,
3.875%, 04/23/2025 (1)		15,534,000	15,034,170
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)		21,338,000	20,403,282
Synnex Corporation:
1.250%, 08/09/2024 (Callable 04/11/2023)		46,933,000	43,916,806
1.750%, 08/09/2026 (Callable 07/09/2026)		1,500,000	1,314,095
TC PipeLines LP,
4.375%, 03/13/2025 (Callable 12/13/2024) (1)		31,166,000	30,628,340
Timken Co.,
3.875%, 09/01/2024 (Callable 06/01/2024)		33,952,000	33,139,772
T-Mobile USA, Inc.,
2.625%, 04/15/2026 (Callable 05/01/2023)		6,000,000	5,600,365
Toll Road Investors Partnership II LP,
0.000%, 02/15/2024 (Insured by NATL) (1)(2)		19,590,000	18,450,282
Triton Container International Ltd.:
0.800%, 08/01/2023 (1)(2)		30,000,000	29,313,972
1.150%, 06/07/2024 (Callable 05/07/2024) (1)(2)		22,930,000	21,565,977
Utah Acquisition Sub, Inc.,
3.950%, 06/15/2026 (Callable 03/15/2026)		22,248,000	21,189,812
VICI Properties LP,
4.375%, 05/15/2025		10,000,000	9,680,556
Viterra Finance BV,
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)		49,121,000	43,716,700
VMware, Inc.,
1.000%, 08/15/2024 (Callable 05/01/2023)		15,000,000	14,156,281
Volkswagen Group of America Finance LLC,
3.950%, 06/06/2025 (1)(2)		10,800,000	10,593,047
Vontier Corp.,
1.800%, 04/01/2026 (Callable 03/01/2026)		5,056,000	4,467,279
Wabtec Corp.,
4.400%, 03/15/2024 (Callable 02/15/2024)		20,900,000	20,591,725
Warnermedia Holdings, Inc.:
3.638%, 03/15/2025 (2)		23,150,000	22,361,424
3.788%, 03/15/2025 (Callable 05/01/2023) (2)		24,000,000	23,237,995
Weir Group PLC,
2.200%, 05/13/2026 (Callable 04/13/2026) (1)(2)		24,706,000	22,257,189
Western Digital Corp.,
4.750%, 02/15/2026 (Callable 11/15/2025)		52,570,000	50,438,522
Western Midstream Operating LP,
3.350%, 02/01/2025 (Callable 01/01/2025)		1,692,000	1,615,775
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)		30,724,000	29,330,094
Westlake Chemical Corp.,
0.875%, 08/15/2024 (Callable 05/01/2023)		6,000,000	5,683,983
Williams Companies, Inc.,
3.900%, 01/15/2025 (Callable 10/15/2024)		14,364,000	14,083,213
Woodside Finance Ltd.,
3.650%, 03/05/2025 (Callable 12/05/2024) (1)(2)		39,550,000	38,510,485
Total Industrials (Cost $2,470,438,426)			2,383,284,380	26.0%

Utilities
Black Hills Corp.,
1.037%, 08/23/2024 (Callable 04/17/2023)		35,275,000	33,187,592
DTE Energy Company,
4.220%, 11/01/2025 (7)		7,000,000	6,921,189
EDP Finance BV,
3.625%, 07/15/2024 (1)(2)		40,833,000	39,834,433
Enel Finance International NV:
4.250%, 06/15/2025 (1)(2)		25,000,000	24,479,885
6.800%, 10/14/2025 (1)(2)		10,000,000	10,334,722
Entergy Louisiana LLC,
0.950%, 10/01/2024 (Callable 05/01/2023)		33,550,000	31,603,846
Metropolitan Edison Co.,
4.000%, 04/15/2025 (2)		5,173,000	4,930,507
NextEra Energy Capital Holdings, Inc.:
6.051%, 03/01/2025		7,000,000	7,121,113
4.450%, 06/20/2025		7,000,000	6,952,044
Pennsylvania Electric Co.,
5.150%, 03/30/2026 (2)		7,000,000	7,030,559
Puget Energy, Inc.,
3.650%, 05/15/2025 (Callable 02/15/2025)		16,855,000	16,276,260
Transelec SA:
4.625%, 07/26/2023 (1)(2)		9,800,000	9,748,648
4.250%, 01/14/2025 (Callable 10/14/2024) (1)(2)		5,000,000	4,823,730
Total Utilities (Cost $211,096,943)			203,244,528	2.2%

Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025 (1)(2)		34,188,000	32,996,548
4.800%, 04/18/2026 (1)(2)		12,400,000	11,993,776
AerCap Holdings NV:
1.650%, 10/29/2024 (Callable 09/29/2024) (1)		23,675,000	22,146,500
4.450%, 10/01/2025 (Callable 08/01/2025) (1)		18,937,000	18,295,919
AIB Group PLC:
4.263%, 04/10/2025 (3 Month LIBOR USD + 1.874%)(Callable 04/10/2024) (1)(2)(3)		43,531,000	42,600,425
7.583%, 10/14/2026 (SOFR + 3.456%)(Callable 10/14/2025) (1)(2)(3)		7,000,000	7,179,566
Ally Financial, Inc.:
1.450%, 10/02/2023 (Callable 09/02/2023)		12,100,000	11,693,523
5.125%, 09/30/2024		5,000,000	4,837,789
Assurant, Inc.,
6.100%, 02/27/2026 (Callable 01/27/2026)		20,000,000	20,389,707
Australia & New Zealand Banking Group Ltd.,
4.500%, 03/19/2024 (1)(2)		18,269,000	17,987,400
Banco Santander SA:
3.892%, 05/24/2024 (1)		16,200,000	15,840,570
2.746%, 05/28/2025 (1)		15,423,000	14,545,335
Bank of America Corp.:
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%)(Callable 07/23/2023) (3)		5,275,000	5,245,102
0.976%, 04/22/2025 (SOFR + 0.690%)(Callable 04/22/2024) (3)		45,000,000	42,873,351
1.530%, 12/06/2025 (SOFR + 0.650%)(Callable 12/06/2024) (3)		30,000,000	28,047,915
3.384%, 04/02/2026 (SOFR + 1.330%)(Callable 04/02/2025) (3)		25,000,000	23,969,024
4.827%, 07/22/2026 (SOFR + 1.750%)(Callable 07/22/2025) (3)		10,000,000	9,883,392
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)		15,000,000	14,953,481
Bank of Ireland Group PLC:
4.500%, 11/25/2023 (1)(2)		2,589,000	2,556,283
6.253%, 09/16/2026 (1 Year CMT Rate + 2.650%)(Callable 09/16/2025) (1)(2)(3)		22,875,000	22,736,669
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)		1,546,000	1,336,578
Bank of Montreal,
1.500%, 01/10/2025 (1)		55,000,000	51,724,034
Bank of Nova Scotia,
4.750%, 02/02/2026 (1)		24,600,000	24,494,142
Banque Federative du Credit Mutuel SA:
4.524%, 07/13/2025 (1)(2)		29,000,000	28,326,278
4.935%, 01/26/2026 (1)(2)		16,675,000	16,475,117
Barclays PLC:
3.650%, 03/16/2025 (1)		8,400,000	8,028,560
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)		7,250,000	7,053,015
2.852%, 05/07/2026 (SOFR + 2.714%)(Callable 05/07/2025) (1)(3)		27,787,000	25,951,615
5.304%, 08/09/2026 (1 Year CMT Rate + 2.300%)(Callable 08/09/2025) (1)(3)		8,000,000	7,835,167
BNP Paribas SA:
4.705%, 01/10/2025 (3 Month LIBOR USD + 2.235%)(Callable 01/10/2024) (1)(2)(3)		11,390,000	11,260,223
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%)(Callable 11/19/2024) (1)(2)(3)		16,502,000	15,680,231
2.219%, 06/09/2026 (SOFR + 2.074%)(Callable 06/09/2025) (1)(2)(3)		12,500,000	11,479,786
BPCE SA:
5.700%, 10/22/2023 (1)(2)		17,793,000	17,655,460
4.625%, 07/11/2024 (1)(2)		5,294,000	5,164,545
5.150%, 07/21/2024 (1)(2)		17,675,000	17,334,514
4.500%, 03/15/2025 (1)(2)		6,970,000	6,717,027
Brown & Brown, Inc.,
4.200%, 09/15/2024 (Callable 06/15/2024)		1,000,000	981,429
Cantor Fitzgerald LP,
4.875%, 05/01/2024 (Callable 04/01/2024) (2)		9,600,000	9,479,400
Capital One Financial Corp.:
4.166%, 05/09/2025 (SOFR + 1.370%)(Callable 05/09/2024) (3)		10,000,000	9,686,933
2.636%, 03/03/2026 (SOFR + 1.290%)(Callable 03/03/2025) (3)		10,000,000	9,264,430
4.985%, 07/24/2026 (SOFR + 2.160%)(Callable 07/24/2025) (3)		28,000,000	26,989,675
Citigroup, Inc.:
0.981%, 05/01/2025 (SOFR + 0.669%)(Callable 05/01/2024) (3)		15,000,000	14,250,174
4.140%, 05/24/2025 (SOFR + 1.372%)(Callable 05/24/2024) (3)		10,000,000	9,821,658
1.281%, 11/03/2025 (SOFR + 0.528%)(Callable 11/03/2024) (3)		15,000,000	14,011,203
3.290%, 03/17/2026 (SOFR + 1.528%)(Callable 03/17/2025) (3)		17,700,000	16,959,726
5.610%, 09/29/2026 (SOFR + 1.546%)(Callable 09/29/2025) (3)		15,000,000	15,111,790
Citizens Bank NA,
4.119%, 05/23/2025 (SOFR + 1.395%)(Callable 05/23/2024) (3)		12,230,000	11,545,754
CNO Global Funding,
1.650%, 01/06/2025 (2)		15,000,000	14,034,634
Cooperatieve Rabobank UA,
1.980%, 12/15/2027 (1 Year CMT Rate + 0.730%)(Callable 12/15/2026) (1)(2)(3)		7,000,000	6,211,553
Credit Agricole SA,
4.375%, 03/17/2025 (1)(2)		20,341,000	19,542,717
Credit Suisse Group AG:
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)		12,000,000	11,114,400
2.193%, 06/05/2026 (SOFR + 2.044%)(Callable 06/05/2025) (1)(2)(3)		5,000,000	4,451,015
Danske Bank A/S:
3.244%, 12/20/2025 (3 Month LIBOR USD + 1.591%)(Callable 12/20/2024) (1)(2)(3)		6,743,000	6,413,696
6.466%, 01/09/2026 (1 Year CMT Rate + 2.100%)(Callable 01/09/2025) (1)(2)(3)		18,000,000	18,016,650
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)		15,000,000	13,403,657
Deutsche Bank AG:
2.222%, 09/18/2024 (SOFR + 2.159%)(Callable 09/18/2023) (1)(3)		17,000,000	16,530,789
1.447%, 04/01/2025 (SOFR + 1.131%)(Callable 04/01/2024) (1)(3)		14,500,000	13,488,860
4.162%, 05/13/2025 (1)		7,000,000	6,677,370
3.961%, 11/26/2025 (SOFR + 2.581%)(Callable 11/26/2024) (1)(3)		12,200,000	11,542,346
6.119%, 07/14/2026 (SOFR + 3.190%)(Callable 07/14/2025) (1)(3)		2,000,000	1,936,488
Discover Bank,
4.682%, 08/09/2028 (5 Year Swap Rate USD + 1.730%)(Callable 08/09/2023) (3)		11,000,000	10,067,964
Discover Financial Services:
3.750%, 03/04/2025 (Callable 12/04/2024)		13,305,000	12,536,670
4.500%, 01/30/2026 (Callable 11/30/2025)		9,500,000	9,159,609
DNB Bank ASA,
5.896%, 10/09/2026 (SOFRINDX + 1.950%)(Callable 10/09/2025) (1)(2)(3)		47,550,000	47,967,644
F.N.B. Corporation,
5.150%, 08/25/2025 (Callable 07/25/2025)		20,000,000	18,744,868
Federation des Caisses Desjardins du Quebec:
4.400%, 08/23/2025 (1)(2)		34,475,000	33,629,027
5.278%, 01/23/2026 (SOFRINDX + 1.094%)(Callable 01/23/2025) (1)(2)(3)		15,000,000	14,890,022
First Citizens Bancshares, Inc.,
2.969%, 09/27/2025 (SOFR + 1.715%)(Callable 09/27/2024) (3)		2,340,000	2,126,180
Goldman Sachs Group, Inc.,
1.757%, 01/24/2025 (SOFR + 0.730%)(Callable 01/24/2024) (3)		8,250,000	7,984,520
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.500%, 06/01/2025 (Callable 05/01/2025) (2)		6,465,000	6,021,399
HSBC Holdings PLC:
0.732%, 08/17/2024 (SOFR + 0.534%)(Callable 08/17/2023) (1)(3)		15,000,000	14,689,268
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%)(Callable 03/11/2024) (1)(3)		28,200,000	27,575,233
0.976%, 05/24/2025 (SOFR + 0.708%)(Callable 05/24/2024) (1)(3)		9,000,000	8,469,804
2.999%, 03/10/2026 (SOFR + 1.430%)(Callable 03/10/2025) (1)(3)		7,000,000	6,602,187
Huntington National Bank,
5.699%, 11/18/2025 (SOFR + 1.215%)(Callable 11/18/2024) (3)		35,000,000	33,853,085
ING Groep NV,
3.869%, 03/28/2026 (SOFR + 1.640%)(Callable 03/28/2025) (1)(3)		24,000,000	23,206,823
Jackson National Life Global Funding:
1.750%, 01/12/2025 (2)		21,850,000	20,456,203
5.500%, 01/09/2026 (2)		15,000,000	15,165,816
JPMorgan Chase & Co.:
3.845%, 06/07/2025 (SOFR + 0.980%)(Callable 06/14/2024) (3)		15,000,000	14,708,280
5.546%, 12/15/2025 (SOFR + 1.070%)(Callable 12/15/2024) (3)		28,950,000	29,148,059
4.080%, 04/26/2026 (SOFR + 1.320%)(Callable 04/26/2025) (3)		20,000,000	19,635,705
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)		4,300,000	3,837,183
KeyCorp,
3.878%, 05/23/2025 (SOFR + 1.250%)(Callable 05/23/2024) (3)		7,000,000	6,747,382
Kimco Realty Corp.,
3.850%, 06/01/2025 (Callable 03/01/2025)		3,950,000	3,776,904
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)		45,018,000	42,766,969
Liberty Mutual Insurance Co.,
8.500%, 05/15/2025 (2)		2,093,000	2,174,995
Lloyds Bank PLC:
3.511%, 03/18/2026 (1 Year CMT Rate + 1.600%)(Callable 03/18/2025) (1)(3)		15,000,000	14,272,050
4.716%, 08/11/2026 (1 Year CMT Rate + 1.750%)(Callable 08/11/2025) (1)(3)		6,000,000	5,840,778
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)		14,505,000	14,160,182
Macquarie Bank Ltd.,
4.875%, 06/10/2025 (1)(2)		16,375,000	16,115,104
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)		12,000,000	11,932,113
1.629%, 09/23/2027 (SOFR + 0.910%)(Callable 09/23/2026) (1)(2)(3)		25,000,000	21,968,694
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)		15,648,000	15,792,667
Mitsubishi UFJ Financial Group, Inc.:
0.848%, 09/15/2024 (1 Year CMT Rate + 0.680%)(Callable 09/15/2023) (1)(3)		20,000,000	19,548,186
4.788%, 07/18/2025 (1 Year CMT Rate + 1.700%)(Callable 07/18/2024) (1)(3)		6,000,000	5,941,000
0.953%, 07/19/2025 (1 Year CMT Rate + 0.550%)(Callable 07/19/2024) (1)(3)		23,200,000	21,845,613
5.063%, 09/12/2025 (1 Year CMT Rate + 1.550%)(Callable 09/12/2024) (1)(3)		10,000,000	9,931,316
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024 (1)(2)		37,170,000	36,781,883
1.241%, 07/10/2024 (SOFR + 1.252%)(Callable 07/10/2023) (1)(3)		14,700,000	14,518,139
Morgan Stanley:
2.630%, 02/18/2026 (SOFR + 0.940%)(Callable 02/18/2025) (3)		20,000,000	18,980,810
4.679%, 07/17/2026 (SOFR + 1.669%)(Callable 07/17/2025) (3)		15,000,000	14,802,328
5.050%, 01/28/2027 (SOFR + 1.295%)(Callable 01/28/2026) (3)		19,000,000	18,946,949
National Bank of Canada,
5.250%, 01/17/2025 (1)		26,250,000	26,206,828
Nationwide Building Society,
4.000%, 09/14/2026 (1)(2)		11,443,000	10,657,261
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)		14,250,000	13,984,010
7.472%, 11/10/2026 (1 Year CMT Rate + 2.850%)(Callable 11/10/2025) (1)(3)		22,000,000	22,735,465
5.847%, 03/02/2027 (1 Year CMT Rate + 1.350%)(Callable 03/02/2026) (1)(3)		8,000,000	8,020,414
Nomura Holdings, Inc.:
2.648%, 01/16/2025 (1)		7,000,000	6,631,336
5.099%, 07/03/2025 (1)		10,000,000	9,838,800
1.851%, 07/16/2025 (1)		34,050,000	31,161,084
Nordea Bank AB,
4.750%, 09/22/2025 (1)(2)		20,000,000	19,904,639
Old Republic International Corp.,
3.875%, 08/26/2026 (Callable 07/26/2026)		7,000,000	6,699,522
Principal Life Global Funding II,
1.375%, 01/10/2025 (2)		15,000,000	14,019,567
Protective Life Global Funding,
5.366%, 01/06/2026 (1)(2)		32,500,000	32,917,901
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)		3,000,000	3,163,992
Realty Income Corp.,
5.050%, 01/13/2026 (Callable 01/13/2024)		15,000,000	14,943,495
Reliance Standard Life Global Funding II:
2.500%, 10/30/2024 (1)(2)		9,418,000	9,003,693
5.243%, 02/02/2026 (1)(2)		36,000,000	36,118,986
Royal Bank of Canada,
4.875%, 01/12/2026 (1)		32,300,000	32,360,784
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)		2,300,000	2,272,050
Skandinaviska Enskilda Banken AB,
3.700%, 06/09/2025 (1)(2)		36,675,000	35,576,482
SMBC Aviation Capital Finance DAC,
4.125%, 07/15/2023 (Callable 06/15/2023) (1)(2)		1,960,000	1,946,940
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)		14,511,000	14,116,151
3.875%, 03/28/2024 (1)(2)		17,000,000	16,586,126
2.625%, 10/16/2024 (1)(2)		14,000,000	13,229,508
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)		10,000,000	9,219,650
Standard Chartered PLC:
1.822%, 11/23/2025 (1 Year CMT Rate + 0.950%)(Callable 11/23/2024) (1)(2)(3)		28,000,000	26,049,822
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)		8,700,000	8,198,666
Stifel Financial Corp.,
4.250%, 07/18/2024		3,021,000	2,976,113
Sumitomo Mitsui Financial Group, Inc.:
4.436%, 04/02/2024 (1)(2)		14,085,000	13,869,671
5.464%, 01/13/2026 (1)		32,125,000	32,433,853
Sumitomo Mitsui Trust Bank Ltd.,
5.650%, 03/09/2026 (1)(2)		22,400,000	22,770,024
Synchrony Bank,
5.400%, 08/22/2025 (Callable 07/22/2025)		5,000,000	4,688,153
Synchrony Financial:
4.375%, 03/19/2024 (Callable 02/19/2024)		12,000,000	11,533,264
4.250%, 08/15/2024 (Callable 05/15/2024)		9,000,000	8,506,890
4.875%, 06/13/2025 (Callable 05/13/2025)		15,000,000	13,885,380
4.500%, 07/23/2025 (Callable 04/23/2025)		6,367,000	5,771,363
Synovus Financial Corp.,
5.200%, 08/11/2025 (Callable 07/11/2025)		31,353,000	27,535,491
Toronto-Dominion Bank:
4.285%, 09/13/2024 (1)		20,000,000	19,768,914
3.766%, 06/06/2025 (1)		27,100,000	26,385,549
UBS Group AG:
4.490%, 08/05/2025 (1 Year CMT Rate + 1.600%)(Callable 08/05/2024) (1)(2)(3)		20,000,000	19,510,030
4.488%, 05/12/2026 (1 Year CMT Rate + 1.550%)(Callable 05/12/2025) (1)(2)(3)		12,000,000	11,573,186
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)		9,000,000	8,917,935
UBS Group Funding Switzerland AG,
4.125%, 09/24/2025 (1)(2)		9,454,000	9,040,565
US Bancorp,
5.727%, 10/21/2026 (SOFR + 1.430%)(Callable 10/21/2025) (3)		20,000,000	20,085,753
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.750%, 09/17/2024 (Callable 06/17/2024) (1)(2)		6,912,000	6,547,445
Wells Fargo & Co.:
3.908%, 04/25/2026 (SOFR + 1.320%)(Callable 04/25/2025) (3)		25,000,000	24,265,382
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)		1,500,000	1,405,739
4.540%, 08/15/2026 (SOFR + 1.560%)(Callable 08/15/2025) (3)		5,000,000	4,907,818
Willis North America, Inc.,
3.600%, 05/15/2024 (Callable 03/15/2024)		2,600,000	2,561,423
Total Financials (Cost $2,421,549,340)			2,330,577,638	25.5%
Total Corporate Bonds (Cost $5,103,084,709)			4,917,106,546	53.7%

Municipal Bonds
Alaska Industrial Development & Export Authority,
0.000%, 03/01/2025 (Insured by NATL)		3,200,000	2,912,847
Arlington Higher Education Finance Corp.,
3.000%, 08/15/2044 (Callable 08/15/2024)(Mandatory Tender Date 08/15/2026)(PSF Guaranteed) (4)		31,410,000	29,416,263
Bloomington Redevelopment District,
2.400%, 08/01/2024		300,000	293,877
Chicago Transit Authority,
1.838%, 12/01/2023		1,000,000	979,400
City of Brockton MA,
5.410%, 08/01/2027 (Insured by AGM)		41,510,000	42,617,084
City of Johnson TN,
7.850%, 03/01/2024 (Insured by NATL)		1,440,000	1,453,847
City of Ontario CA,
2.216%, 06/01/2023		1,300,000	1,294,103
City of Stockton CA,
5.365%, 09/01/2026 (Insured by AGM)		13,200,000	13,330,743
County of Broward FL,
5.998%, 09/01/2028 (Insured by AMBAC)		20,630,000	21,524,486
County of Riverside CA,
4.940%, 02/15/2025		12,870,000	12,868,273
Florida Development Finance Corp.,
1.976%, 04/01/2023		1,255,000	1,255,000
Great Lakes Water Authority:
1.879%, 07/01/2023		500,000	496,308
1.984%, 07/01/2024		500,000	482,812
Housing & Redevelopment Authority of the City of St. Paul MN,
3.539%, 07/01/2023		5,000,000	4,979,532
Illinois Housing Development Authority,
4.000%, 02/01/2034 (Callable 08/01/2025)		1,765,000	1,734,359
Massachusetts Educational Financing Authority:
1.073%, 07/01/2024		1,725,000	1,637,038
1.338%, 07/01/2025		5,000,000	4,617,365
2.000%, 07/01/2037 (Callable 07/01/2031)		1,000,000	854,660
New Hampshire Housing Finance Authority,
4.000%, 07/01/2036 (Callable 07/10/2024)		255,000	253,094
New Jersey Economic Development Authority:
2.781%, 06/15/2023		2,085,000	2,075,061
6.310%, 07/01/2026 (Insured by AGC)		6,150,000	6,265,877
New Jersey Sports & Exposition Authority,
5.976%, 03/01/2024 (Insured by NATL)		345,000	340,673
Peralta Community College District,
0.000%, 08/05/2031 (Mandatory Tender Date 08/05/2025)(Insured by NATL) (7)		27,850,000	24,470,333
Philadelphia Authority for Industrial Development:
0.000%, 04/15/2023 (Insured by AMBAC)		7,250,000	7,237,601
3.964%, 04/15/2026		4,500,000	4,412,880
State of Connecticut,
2.000%, 07/01/2023		3,000,000	2,979,076
State Public School Building Authority,
2.615%, 04/01/2023 (Insured by ST AID)		2,500,000	2,500,000
Tennessee Housing Development Agency,
4.000%, 07/01/2040 (Callable 07/01/2029)		2,955,000	2,877,644
Virginia Small Business Financing Authority,
6.500%, 07/01/2050 (Callable 06/01/2023)(Mandatory Tender Date 12/31/2024) (2)(4)		10,000,000	9,983,235
Total Municipal Bonds (Cost $218,427,268)			206,143,471	2.3%

Residential Mortgage-Backed Securities
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2004-J2, Class 3A3, 5.500%, 04/25/2034 (Callable 04/25/2023)		37,497	36,904
Series 2005-73CB, Class 1A7, 5.500%, 01/25/2036 (Callable 04/25/2023) (6)		33,223	31,113
Series 2006-28CB, Class A17, 6.000%, 10/25/2036 (Callable 04/25/2023) (6)		406,128	218,263
Arroyo Mortgage Trust:
Series 2019-3, Class A1, 2.962%, 10/25/2048 (Callable 04/25/2023) (2)(4)		6,149,789	5,637,775
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 04/25/2023) (2)(4)		4,778,297	4,471,325
Series 2020-1, Class A1A, 1.662%, 03/25/2055 (Callable 06/25/2023) (2)		4,016,705	3,678,718
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)		12,069,547	11,069,166
Citigroup Mortgage Loan Trust,
Series 2018-RP2, Class A1, 3.347%, 02/25/2058 (Callable 11/25/2044) (2)(4)		4,975,783	4,768,923
COLT Trust,
Series 2020-RPL1, Class A1, 1.390%, 01/25/2065 (Callable 09/25/2023) (2)(4)		18,200,517	15,657,208
CSMC Trust,
Series 2019-RPL1, Class A1A, 3.650%, 07/25/2058 (Callable 10/25/2035) (2)(4)		17,140,530	16,213,418
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (Callable 04/25/2023) (4)		137,411	140,233
FirstKey Homes Trust:
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)		51,313,810	46,569,299
Series 2022-SFR3, Class A, 4.250%, 07/19/2038 (2)		6,550,000	6,388,674
GCAT Trust,
Series 2022-HX1, Class A1, 2.885%, 12/25/2066 (Callable 06/25/2043) (2)(4)		30,865,770	27,402,035
Home Partners of America Trust,
Series 2019-2, Class A, 2.703%, 10/19/2039 (Callable 10/17/2024) (2)		47,321,369	43,037,791
J.P. Morgan Mortgage Trust,
Series 2005-A4, Class 1A1, 3.702%, 07/25/2035 (Callable 04/25/2023) (4)		50,385	49,786
MASTR Alternative Loan Trust:
Series 2003-5, Class 7A1, 5.000%, 10/01/2031 (Callable 04/25/2023)		32,890	10,717
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 04/25/2023)		1,204,806	1,169,172
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)		24,602,598	23,275,382
Mill City Mortgage Loan Trust,
Series 2018-2, Class A1, 3.500%, 05/25/2058 (Callable 12/25/2033) (2)(4)		380,673	370,887
New Residential Mortgage Loan Trust,
Series 2019-RPL3, Class A1, 2.750%, 07/25/2059 (Callable 09/25/2042) (2)(4)		15,645,855	14,574,588
Renaissance Home Equity Loan Trust,
Series 2007-2, Class AF2, 5.675%, 06/25/2037 (Callable 01/25/2032) (7)		1,914,212	567,683
Structured Asset Securities Corp.,
Series 2004-4XS, Class 1A6, 5.044%, 02/25/2034 (Callable 04/25/2023) (7)		9,399	9,039
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.551%, 10/25/2043 (Callable 04/25/2023) (4)		1,737,585	1,634,203
Towd Point Mortgage Trust:
Series 2016-5, Class A1, 2.500%, 10/25/2056 (Callable 02/25/2032) (2)(4)		3,097,674	3,036,451
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 01/25/2030) (2)(4)		2,252,110	2,208,771
Series 2017-2, Class A1, 2.750%, 04/25/2057 (Callable 12/25/2026) (2)(4)		1,147,009	1,134,101
Series 2017-3, Class A1, 2.750%, 06/25/2057 (Callable 10/25/2026) (2)(4)		8,129,364	7,887,761
Series 2017-4, Class A1, 2.750%, 06/25/2057 (Callable 08/25/2028) (2)(4)		12,035,925	11,413,364
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 01/25/2029) (2)(4)		24,241,875	23,069,124
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 12/25/2029) (2)(4)		2,897,991	2,817,846
Series 2018-3, Class A1, 3.750%, 05/25/2058 (Callable 08/25/2029) (2)(4)		3,730,679	3,569,121
Series 2020-1, Class A1, 2.710%, 01/25/2060 (Callable 09/25/2029) (2)(4)		4,199,802	3,902,920
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 12/25/2030) (2)		32,863,710	29,294,185
WaMu Mortgage Pass-Through Certificates Trust,
Series 2004-AR3, Class A1, 3.253%, 06/25/2034 (Callable 04/25/2023) (4)		1,358,878	1,221,900
Total Residential Mortgage-Backed Securities (Cost $343,585,723)			316,537,846	3.5%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K043, Class A2, 3.062%, 12/25/2024		107,512,000	104,527,542
Series K732, Class A2, 3.700%, 05/25/2025		47,188,321	46,336,982
Total U.S. Government Agency Issues (Cost $150,570,855)			150,864,524	1.6%

Non-U.S. Government Agency Issues
Bank of America Commercial Mortgage Trust,
Series 2016-UB10, Class ASB, 3.019%, 07/16/2049 (Callable 02/15/2031)		4,936,098	4,734,253
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class AAB, 3.552%, 03/12/2047 (Callable 03/10/2024)		735,238	728,036
Series 2014-GC23, Class AAB, 3.337%, 07/12/2047 (Callable 07/10/2024)		3,771,454	3,693,963
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)		9,750,000	9,339,904
Series 2015-GC31, Class A4, 3.762%, 06/12/2048 (Callable 06/10/2025)		41,915,000	40,224,275
Series 2016-C3, Class AAB, 2.984%, 11/18/2049 (Callable 11/15/2026)		1,276,899	1,226,278
COMM Mortgage Trust:
Series 2014-LC15, Class ASB, 3.528%, 04/12/2047 (Callable 04/10/2024)		1,835,865	1,818,902
Series 2014-CR16, Class ASB, 3.653%, 04/12/2047 (Callable 04/10/2024)		1,828,962	1,812,136
Series 2014-LC17, Class A5, 3.917%, 10/11/2047 (Callable 12/10/2024)		8,600,000	8,349,320
Series 2014-CR21, Class A3, 3.528%, 12/10/2047 (Callable 12/10/2024)		12,964,492	12,494,549
Series 2015-LC19, Class A4, 3.183%, 02/10/2048 (Callable 01/10/2027)		10,882,530	10,413,514
Series 2015-DC1, Class A5, 3.350%, 02/12/2048 (Callable 02/10/2025)		11,960,000	11,446,802
Series 2015-CR23, Class A4, 3.497%, 05/12/2048 (Callable 05/10/2025)		12,400,000	11,882,428
Series 2015-LC21, Class A4, 3.708%, 07/10/2048 (Callable 01/10/2026)		21,560,955	20,689,944
Series 2015-PC1, Class A5, 3.902%, 07/10/2050 (Callable 06/10/2025)		18,090,000	17,475,428
Series 2013-CR11, Class A4, 4.258%, 08/12/2050 (Callable 10/10/2023)		5,130,000	5,081,087
CSAIL Commercial Mortgage Trust:
Series 2015-C3, Class A4, 3.718%, 08/17/2048 (Callable 08/15/2025)		24,716,479	23,725,823
Series 2015-C2, Class A4, 3.504%, 06/15/2057 (Callable 05/15/2025)		16,723,632	16,001,091
GS Mortgage Securities Trust:
Series 2014-GC20, Class A5, 3.998%, 04/12/2047 (Callable 04/10/2024)		19,078,916	18,677,805
Series 2014-GC22, Class A5, 3.862%, 06/10/2047 (Callable 06/10/2024)		16,470,023	16,037,474
Series 2015-GS1, Class A2, 3.470%, 11/13/2048 (Callable 11/10/2025)		2,050,000	1,953,378
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A5, 3.805%, 07/17/2047 (Callable 06/15/2024)		11,750,000	11,436,944
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.761%, 08/17/2046 (Callable 08/15/2023) (4)		1,034,756	1,029,078
Series 2014-C22, Class A4, 3.801%, 09/17/2047 (Callable 03/15/2026)		23,316,000	22,626,187
Series 2014-C24, Class A5, 3.639%, 11/18/2047 (Callable 10/15/2025)		10,800,000	10,404,781
Series 2014-C25, Class A5, 3.672%, 11/18/2047 (Callable 11/15/2024)		9,543,000	9,213,399
Series 2015-C27, Class A4, 3.179%, 02/18/2048 (Callable 09/15/2026)		28,374,055	26,970,981
Series 2015-C31, Class ASB, 3.540%, 08/17/2048 (Callable 08/15/2025)		4,617,387	4,472,991
Series 2015-C31, Class A3, 3.801%, 08/17/2048 (Callable 08/15/2025)		18,202,378	17,380,310
Series 2015-C28, Class A4, 3.227%, 10/19/2048 (Callable 04/15/2025)		15,000,000	14,273,235
Series 2015-C33, Class ASB, 3.562%, 12/17/2048 (Callable 11/15/2025)		2,210,513	2,141,202
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C2, Class A4, 3.144%, 06/15/2049 (Callable 05/15/2026)		9,010,000	8,425,127
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A4, 3.923%, 10/18/2047 (Callable 07/15/2026)		17,470,000	16,938,358
Series 2015-C27, Class ASB, 3.557%, 12/17/2047 (Callable 11/15/2025)		2,500,682	2,431,374
Series 2015-C21, Class A4, 3.338%, 03/17/2048 (Callable 03/15/2031)		8,500,000	8,117,742
Series 2015-C25, Class ASB, 3.383%, 10/19/2048 (Callable 09/15/2025)		6,335,306	6,139,427
Series 2016-C30, Class ASB, 2.729%, 09/17/2049 (Callable 10/15/2026)		2,279,674	2,185,498
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class ASB, 3.278%, 02/18/2048 (Callable 03/15/2025)		1,610,552	1,567,697
Series 2015-C31, Class ASB, 3.487%, 11/18/2048 (Callable 11/15/2025)		1,356,873	1,316,720
Series 2014-LC16, Class ASB, 3.477%, 08/17/2050 (Callable 06/15/2024)		3,259,658	3,208,266
Series 2014-LC16, Class A5, 3.817%, 08/17/2050 (Callable 06/15/2024)		31,850,000	31,004,640
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class ASB, 2.977%, 06/15/2046 (Callable 06/15/2023)		187	186
Series 2014-C23, Class ASB, 3.636%, 10/17/2057 (Callable 09/15/2025)		343,085	336,238
Series 2014-C23, Class A4, 3.650%, 10/17/2057 (Callable 09/15/2025)		13,979,072	13,528,900
Series 2014-C23, Class A5, 3.917%, 10/17/2057 (Callable 09/15/2025)		17,125,000	16,590,114
Total Non-U.S. Government Agency Issues (Cost $482,957,915)			469,545,785	5.1%
Total Commercial Mortgage-Backed Securities (Cost $633,528,770)			620,410,309	6.7%

Asset Backed Securities
Affirm Asset Securitization Trust,
Series 2021-B, Class A, 1.030%, 08/17/2026 (Callable 08/15/2023) (2)		27,500,000	26,292,579
Ally Auto Receivables,
Series 2022-3, Class A3, 5.070%, 04/15/2027 (Callable 02/15/2026)		16,150,000	16,207,026
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.490%, 05/15/2027		12,551,000	12,255,872
Series 2022-A3, Class A, 4.950%, 10/15/2027		15,840,000	16,003,668
Chase Auto Credit Linked Notes:
Series 2020-2, Class B, 0.840%, 02/25/2028 (Callable 10/25/2024) (2)		2,066,232	2,024,810
Series 2021-1, Class B, 0.875%, 09/25/2028 (Callable 05/25/2025) (2)		11,771,768	11,399,063
Series 2021-2, Class B, 0.889%, 12/25/2028 (Callable 06/25/2025) (2)		11,112,760	10,712,083
Series 2021-3, Class B, 0.760%, 02/25/2029 (Callable 05/25/2025) (2)		20,464,045	19,414,847
Donlen Fleet Lease Funding 2 LLC,
Series 2021-2, Class A2, 0.560%, 12/11/2034 (2)		13,287,945	12,904,682
Ford Credit Auto Lease Trust,
Series 2023-A, Class A3, 4.940%, 03/15/2026 (Callable 08/15/2025)		38,700,000	38,592,843
Ford Credit Auto Owner Trust:
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)		9,735,000	9,443,734
Series 2020-2, Class A, 1.060%, 04/15/2033 (Callable 10/15/2025) (2)		16,881,000	15,377,711
Ford Credit Floorplan Master Owner Trust:
Series 2019-4, Class A, 2.440%, 09/15/2026		8,283,000	7,964,416
Series 2020-2, Class A, 1.060%, 09/15/2027		16,594,000	15,146,852
Genesis Sales Finance Master Trust,
Series 2021-AA, Class A, 1.200%, 12/20/2026 (Callable 03/20/2024) (2)		1,080,000	1,021,292
GM Financial Automobile Leasing Trust,
Series 2023-1, Class A3, 5.160%, 04/20/2026 (Callable 08/20/2025)		34,425,000	34,596,908
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class A3, 4.660%, 02/16/2028 (Callable 09/16/2026)		19,000,000	19,060,941
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (1)(2)		34,000,000	33,638,240
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.615%, 02/01/2029		24,894,251	24,264,585
Navient Private Education Refi Loan Trust:
Series 2019-EA, Class A2A, 2.640%, 05/15/2068 (Callable 08/15/2026) (2)		2,559,267	2,413,723
Series 2019-FA, Class A2, 2.600%, 08/15/2068 (Callable 11/15/2026) (2)		10,160,860	9,397,440
Series 2021-A, Class A, 0.840%, 05/15/2069 (Callable 02/15/2028) (2)		10,339,829	9,040,658
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 03/15/2029) (2)		25,843,524	22,577,544
Navient Student Loan Trust,
Series 2019-BA, Class A2A, 3.390%, 12/15/2059 (Callable 11/15/2029) (2)		4,814,191	4,589,557
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)		8,600,390	7,783,093
Series 2021-BA, Class AFX, 1.420%, 04/20/2062 (Callable 07/20/2029) (2)		11,872,003	10,673,721
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 10/20/2031) (2)		11,948,483	10,819,778
PFS Financing Corp.:
Series 2021-A, Class A, 0.710%, 04/15/2026 (2)		12,500,000	11,899,921
Series 2023-A, Class A, 5.800%, 03/15/2028 (2)		24,700,000	25,106,659
Santander Bank Auto Credit,
Series 2022-A, Class B, 5.281%, 05/17/2032 (Callable 10/15/2025) (2)		7,919,477	7,750,129
Synchrony Card Funding LLC,
Series 2022-A1, Class A, 3.370%, 04/15/2028 (Callable 04/15/2025)		55,116,000	53,501,366
Towd Point Mortgage Trust:
Series 2019-MH1, Class A1, 3.000%, 11/25/2058 (Callable 09/25/2024) (2)(4)		2,467,078	2,425,648
Series 2020-MH1, Class A1A, 2.184%, 02/25/2060 (Callable 04/25/2023) (2)(4)		9,833,121	9,172,412
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 04/25/2023) (2)(4)		15,291,403	14,278,852
Total Asset Backed Securities (Cost $543,573,585)			527,752,653	5.8%
Total Long-Term Investments (Cost $9,275,082,525)			9,027,878,441	98.6%

SHORT-TERM INVESTMENT		Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 4.67% (5)		175,354,855	175,354,855
Total Short-Term Investment (Cost $175,354,855)			175,354,855	1.9%
Total Investments (Cost $9,450,437,380)			9,203,233,296	100.5%
Liabilities in Excess of Other Assets			(43,205,246)	(0.5)%
TOTAL NET ASSETS			$9,160,028,050	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
NATL	National Public Finance Guarantee Corp.
ST AID	State Aid Intercept/Withholding

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2023, the value of these securities totaled $2,693,546,404, which represented 29.41% of total net assets.

(3)			Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of March 31, 2023.
(4)			Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2023.

Baird Short-Term Bond Fund
Summary of Fair Value Exposure at March 31, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$2,385,234,354	$–	$2,385,234,354
Other Government Related Securities	–	54,693,262	–	54,693,262
Corporate Bonds	–	4,917,106,546	–	4,917,106,546
Municipal Bonds	–	206,143,471	–	206,143,471
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	316,537,846	–	316,537,846
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	150,864,524	–	150,864,524
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	469,545,785	–	469,545,785
Asset Backed Securities	–	527,752,653	–	527,752,653
Total Long-Term Investments	–	9,027,878,441	–	9,027,878,441
Short-Term Investment
Money Market Mutual Fund	175,354,855	–	–	175,354,855
Total Short-Term Investment	175,354,855	–	–	175,354,855
Total Investments	$175,354,855	$9,027,878,441	$–	$9,203,233,296

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.